UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Critical Math Fund

(Exact name of registrant as specified in charter)

 29 Emmons Drive Suite A-20; Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

 (Name and address of agent for service)

Registrant's telephone number, including area code:

609-497-1414

Date of fiscal year end:

1/31

Date of reporting period:  4/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CRITICAL MATH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			April 30, 2007

% of Portfolio	Description	Shares	Value
97.69%	Common Stocks

1.49%	Banks
	Bank of New York Company, Inc.	8,700	$ 352,176
3.16%	Diversified Financial Services
	Bear Stearns Companies, Inc.	2,400	373,680
	Goldman Sachs Group, Inc.	1,700	371,637
			745,317
1.47%	Healthcare Services
	WellPoint Inc.*	4,400	347,468
6.11%	Insurance
	American Financial Group, Inc.	10,200	359,754
	Arch Capital Group Ltd.*	5,100	371,382
	HCC Insurance Holdings, Inc.	11,500	352,590
	Loews Corp.	7,600	359,632
			1,443,358
1.59%	Investment Companies
	American Capital Strategies Ltd.	7,700	374,836
3.03%	Iron & Steel
	POSCO, ADR	3,400	356,116
	Steel Dynamics Inc.	8,100	358,911
			715,027
1.50%	Mining
	Alcoa, Inc.	10,000	354,900
62.68%	Mutual Funds
	ProFunds UltraSmall-Cap ProFund	154,462	5,162,128
	Rydex Dynamic Russell 2000 Fund	163,345	4,794,185
	Rydex Series-Russell 2000 Advantage Fund*	126,936	4,847,677
			14,803,990
9.16%	Oil & Gas
	Anadarko Petroleum Corp.	7,800	363,948
	Energen Corp.	6,500	364,325
	ENI SpA, ADR	5,400	357,696
	Global Industries Ltd.*	18,100	375,756
	Repsol YPF S.A., ADR	10,300	338,664
	Noble Corp.	4,300	362,103
			2,162,492
1.54%	Pharmaceuticals
	Par Pharmaceuticals Cos., Inc.*	13,500	363,555
2.93%	Real Estate Investment Trusts (REITs)
	Hospitality Properties Trust	7,400	336,922
	iStar Financial, Inc.	7,400	354,608
			691,530
1.56%	Semiconductors
	MKS Instruments, Inc.*	13,700	369,215
1.47%	Telecommunications
	AT&T, Inc.	9,000	348,480
	Total Common Stocks
	(Cost $23,481,592)		23,072,344

2.61%	Short-Term Investments

0.49%	Money Market Fund
	Goldman Sachs Financial Square Funds,
	Prime Obligations Portfolio, 4.94%, 5/1/07	116,775	116,775
	(Cost $116,775)

CRITICAL MATH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)(Continued)			April 30, 2007

		Principal
% of Portfolio	Description	Amount	Value
2.12%	U.S. Government & Agency Obligation
	Federal Home Loan Bank, Discount Notes,
	5.15%, 5/1/07 (Cost $500,000)	$ 500,000	500,000

100.30%	Total Investments
	(Cost $24,098,367)		$ 23,689,119

-0.30%	Liabilities in excess of other assets		$ (70,599)

100.00%	Total Net Assets		$ 23,618,520

* Non-income producing securities.
ADR - American Depositary Receipts

At April 30, 2007, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 223,643
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(632,891)
Net unrealized depreciation			$ (409,248)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Critical Math Fund

By   */s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   */s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/07

By   */s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/26/07